Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits [text block]
	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
Salaries and wages	2,655,665	2,391,957	1,995,635
Contribution to provident fund and other funds	157,314	146,709	118,101
Staff welfare expenses	26,539	22,006	28,236
Employee stock compensation expense	4,835	6,824	17,638
	2,844,353	2,567,496	2,159,610
Attributable to cost of goods sold and services rendered	1,369,598	1,126,000	923,404
Attributable to selling, general and administrative expenses	1,474,755	1,441,496	1,236,206